Commitment and contingencies - Capital commitments and contingent liabilities (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Commitment and contingencies
Contractual commitments for capital expenditures	₨ 7,745	₨ 37,124
Contractual commitments for advertisement services	40,683	92,890
Claims not recognised as liability	65,175	44,950
Copyright infringement claims	1,000	1,000
Service and other claims
Commitment and contingencies
Provision for contingent liabilities	0	0
Demand notices from Service Tax authorities
Commitment and contingencies
Loss contingency, estimate of possible loss	254,246	19,690
Provision for contingent liabilities	0	0
Demand notices from Income Tax authorities
Commitment and contingencies
Loss contingency, estimate of possible loss	108,540	2,806
Provision for contingent liabilities	₨ 0	₨ 0